UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $225,352 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    16463  1140073 SH       SOLE                  1140073
ATP OIL & GAS CORP             COM              00208J108    19087   516700 SH       SOLE                   516700
CENTENNIAL BK HLDGS INC DEL    COM              151345303     1007   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     3745  1070126 SH       SOLE                  1070126
ECLIPSYS CORP                  COM              278856109      627    35000 SH       SOLE                    35000
EL PASO CORP                   COM              28336L109     2728   200000 SH       SOLE                   200000
GENTEK INC                     COM NEW          37245X203    12685   459437 SH       SOLE                   459437
HOME DEPOT INC                 COM              437076102    21878   603200 SH       SOLE                   603200
KADANT INC                     COM              48282T104    15686   638700 SH       SOLE                   638700
KIRKLANDS INC                  COM              497498105     2947   602562 SH       SOLE                   602562
LIBERTY GLOBAL INC             COM SER A        530555101    22796   885643 SH       SOLE                   885643
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    19487   233187 SH       SOLE                   233187
MICROSOFT CORP                 COM              594918104    15042   550000 SH       SOLE                   550000
MTR GAMING GROUP INC           COM              553769100     9412  1002321 SH       SOLE                  1002321
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     7522   329045 SH       SOLE                   329045
NOVELIS INC                    COM              67000X106     7651   299000 SH       SOLE                   299000
PINNACLE AIRL CORP             COM              723443107     7348   991600 SH       SOLE                   991600
TBS INTERNATIONAL LIMITED      COM CL A         G86975151     3303   432290 SH       SOLE                   432290
TRUMP ENTMT RESORTS INC        COM              89816T103    18857  1111861 SH       SOLE                  1111861
USEC INC                       COM              90333E108     7981   827900 SH       SOLE                   827900
WENDYS INTL INC                COM              950590109     9100   135819 SH       SOLE                   135819